CTIVP® – American Century Diversified Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	6,139,184
Buckhorn Park CLO Ltd.(a),(b)
Series 2019-1A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 07/18/2034	6.179%	11,500,000	11,506,613
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	799,637	789,240
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,521,248
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,226,006
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,431	11,697,620
Dryden CLO Ltd(a),(b)
Series 2024-68A Class CRR
3-month Term SOFR + 1.800% Floor 1.800% 07/15/2035	6.118%	6,000,000	6,005,340
Dryden Senior Loan Fund(a),(b)
Series 2016-43A Class CR3
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2034	6.076%	17,500,000	17,398,255
Elmwood CLO Ltd.(a),(b)
Series 2023-3A Class CR
3-month Term SOFR + 1.750% Floor 1.750%, Cap 1.750% 01/17/2038	6.072%	5,550,000	5,558,264
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	6,508,000	6,318,812
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	2,613,244	2,414,308
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-5CS Class A
10/20/2048	2.310%	4,628,004	3,924,869
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,642,596	8,765,827
Series 2025-1A Class A2
09/20/2065	5.604%	6,391,000	6,450,435
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	6.093%	2,550,000	2,554,289
Magnetite XXVIII Ltd.(a),(b)
Series 2020-28A Class BRR
3-month Term SOFR + 1.550% Floor 1.550% 01/15/2038	5.868%	13,500,000	13,529,822
Series 2020-28A Class CRR
3-month Term SOFR + 1.750% Floor 1.750% 01/15/2038	6.068%	8,800,000	8,822,018
Mountain View CLO LLC(a),(b)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	6.279%	2,048,549	2,050,182
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	8,633,908
Reese Park CLO Ltd.(a),(b)
Series 2020-1A Class CRR
3-month Term SOFR + 1.900% Cap 1.900% 01/15/2038	6.218%	5,700,000	5,714,090
Riverbank Park CLO Ltd.(a),(b)
Series 2024-1A Class C
3-month Term SOFR + 1.800% 01/25/2038	6.150%	8,000,000	8,022,592
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,067,831
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	1,697,157	1,639,763
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	8,519,620	8,637,236
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,366,870
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,933,724
Vertical Bridge CC LLC(a)
Series 2025-1A Class A
08/16/2055	5.163%	6,760,453	6,725,909

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	5.856%	11,150,000	11,163,703
Total Asset-Backed Securities — Non-Agency (Cost $196,776,273)			194,577,958

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.615%	5,748,996	5,748,969
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,397,924
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,875,647
BANK(a),(c)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,641,362
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,934,414
BBCMS Mortgage Trust(c)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,218,269
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2019-BWAY Class E
11/25/2034	7.287%	8,236,000	91,255
Benchmark Mortgage Trust(a),(c)
Subordinated Series 2018-B5 Class D
07/15/2051	3.096%	5,659,000	4,393,771
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,194,520
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,191,428
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,720,000	4,630,882
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,863,866
CSMC Trust(a),(b)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	5.415%	3,281,000	3,250,241
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,135,155
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,368,119
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,664,752
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	5,173,456
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.753%	7,843,000	8,023,608
THPT Mortgage Trust(a),(c)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,584,728
UBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2018-C15 Class D
12/15/2051	5.137%	1,375,000	1,248,095
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $77,478,603)			72,630,461

Convertible Bonds 5.0%

Banking 5.0%
Banco Bilbao Vizcaya Argentaria SA(e),(f)
	6.125%	5,200,000	5,197,861
Banco Mercantil del Norte SA(a),(e),(f)
	5.875%	4,076,000	4,045,420
	7.500%	2,598,000	2,652,999
Banco Santander SA(e),(f)
	4.750%	17,200,000	16,887,990
Barclays PLC(e),(f)
	6.125%	6,152,000	6,160,285
	8.000%	5,126,000	5,440,495
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a),(f)
Subordinated
01/18/2033	5.125%	1,012,000	993,379
BNP Paribas SA(a),(e),(f)
	4.625%	6,160,000	6,067,067
	8.500%	10,222,000	10,903,409
Danske Bank A/S(a),(e),(f)
	4.375%	13,095,000	12,994,291
HSBC Holdings PLC(e),(f)
	6.875%	2,794,000	2,895,526
ING Groep NV(e),(f)
	5.750%	16,715,000	16,755,618
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(e),(f)
	6.750%	4,973,000	5,024,264
Macquarie Bank Ltd.(a),(e),(f)
	6.125%	4,737,000	4,796,569
Natwest Group PLC(e),(f)
	6.000%	17,005,000	17,017,899
Nordea Bank Abp(a),(e),(f)
	6.625%	15,600,000	15,698,463
Skandinaviska Enskilda Banken AB(a),(e),(f)
	6.875%	8,200,000	8,407,515
Societe Generale SA(a),(e),(f)
	4.750%	1,692,000	1,674,726
	9.375%	12,420,000	13,307,723
Standard Chartered PLC(a),(e),(f)
	7.750%	2,682,000	2,780,848
UBS Group AG(a),(e),(f)
	9.250%	10,815,000	11,902,257
Total			171,604,604
Total Convertible Bonds (Cost $170,076,337)			171,604,604

Corporate Bonds & Notes 33.1%

Aerospace & Defense 0.2%
Boeing Co. (The)
05/01/2040	5.705%	2,830,000	2,888,259
Northrop Grumman Corp.
05/01/2040	5.150%	1,980,000	1,972,410
TransDigm, Inc.
01/15/2029	4.625%	1,720,000	1,684,890
05/01/2029	4.875%	1,720,000	1,694,354
Total			8,239,913
Airlines 0.9%
American Airlines, Inc.(a)
02/15/2028	7.250%	3,310,000	3,388,766
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	6,707,124	6,710,468
Grupo Aeromexico SAB de CV(a)
11/15/2029	8.250%	5,175,000	5,159,941
Latam Airlines Group SA(a)
04/15/2030	7.875%	2,615,000	2,725,086
United Airlines, Inc.(a)
04/15/2026	4.375%	8,682,000	8,666,904
04/15/2029	4.625%	2,945,000	2,901,267
Total			29,552,432
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.7%
American Honda Finance Corp.
01/09/2026	4.950%	4,690,000	4,697,442
Ford Motor Credit Co. LLC
05/17/2027	5.850%	3,795,000	3,842,912
06/10/2030	7.200%	4,860,000	5,194,184
11/05/2031	6.054%	2,515,000	2,569,294
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,951,100
07/15/2035	6.150%	3,290,000	3,440,919
Hyundai Capital America(a)
01/16/2029	6.500%	1,227,000	1,301,055
Total			23,996,906
Banking 5.9%
Ally Financial, Inc.
11/01/2031	8.000%	5,972,000	6,810,855
Australia & New Zealand Banking Group Ltd.(a),(e),(f)
	6.750%	8,606,000	8,718,918
Australia & New Zealand Banking Group Ltd.(a),(f)
Subordinated
11/25/2035	2.570%	5,749,000	5,133,168
Bank of America Corp.(e),(f)
	6.250%	7,400,000	7,496,210
Bank of America Corp.(f)
01/24/2036	5.511%	3,260,000	3,406,964
Bank of Montreal(f)
05/26/2084	7.700%	3,271,000	3,464,268
Bank of Nova Scotia (The)(e),(f)
	8.000%	4,550,000	4,881,669
Bank of Nova Scotia (The)(f)
10/27/2082	8.625%	6,892,000	7,320,848
Bank of Nova Scotia (The)(f),(g)
10/27/2085	6.875%	2,300,000	2,294,576
BPCE SA(a),(f)
Subordinated
01/14/2037	3.648%	5,790,000	5,237,309
Canadian Imperial Bank of Commerce(f)
10/28/2085	7.000%	3,035,000	3,115,457
Capital One Financial Corp.(f)
Subordinated
07/29/2032	2.359%	3,910,000	3,374,333
Citibank NA
05/29/2030	4.914%	2,571,000	2,640,355
Citigroup, Inc.(e),(f)
	4.000%	10,427,000	10,375,585
	6.250%	5,380,000	5,413,421

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,335,483
09/11/2036	5.174%	2,565,000	2,590,588
03/04/2056	5.612%	1,740,000	1,756,969
Junior Subordinated
12/31/2079	3.875%	8,932,000	8,847,364
Comerica Bank(f)
Subordinated
08/25/2033	5.332%	1,305,000	1,303,491
First Citizens BancShares, Inc.(f)
Subordinated
09/05/2035	5.600%	4,145,000	4,137,214
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	3,660,000	3,895,037
10/23/2030	4.692%	3,029,000	3,068,116
HSBC Holdings PLC(e),(f)
Junior Subordinated
	6.000%	12,216,000	12,318,362
Intesa Sanpaolo SpA(a),(f)
Subordinated
06/01/2032	4.198%	9,162,000	8,658,093
JPMorgan Chase & Co.(f)
04/22/2031	5.103%	5,156,000	5,328,977
04/22/2035	5.766%	6,142,000	6,544,830
07/22/2035	5.294%	1,982,000	2,047,853
M&T Bank Corp.(e),(f)
Junior Subordinated
	5.125%	370,000	367,895
Morgan Stanley(f)
11/01/2029	6.407%	3,080,000	3,271,940
11/01/2034	6.627%	4,615,000	5,162,285
04/19/2035	5.831%	1,457,000	1,552,698
11/19/2055	5.516%	1,370,000	1,385,324
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	2,160,000	2,192,755
Nationwide Building Society(a),(f)
Subordinated
10/18/2032	4.125%	3,050,000	3,011,399
NatWest Group PLC(f)
Subordinated
11/28/2035	3.032%	3,870,000	3,538,773
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	10,313,000	10,113,014
Royal Bank of Canada(f)
02/04/2031	5.153%	5,647,000	5,817,953
08/06/2031	4.696%	3,388,000	3,432,506
Standard Chartered PLC(a),(f)
08/12/2036	5.400%	2,307,000	2,341,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(f)
10/31/2082	8.125%	8,050,000	8,504,014
Wells Fargo & Co.(f)
07/25/2034	5.557%	2,236,000	2,348,623
04/23/2036	5.605%	3,690,000	3,871,410
04/04/2051	5.013%	3,025,000	2,826,964
Total			202,255,240
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp. (The)(e),(f)
Junior Subordinated
	4.000%	10,409,000	10,284,875
Citadel Finance LLC(a)
02/10/2030	5.900%	1,454,000	1,474,784
LPL Holdings, Inc.
06/15/2030	5.150%	3,390,000	3,453,134
Total			15,212,793
Building Materials 0.6%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	9,040,000	8,503,371
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	1,806,000	1,729,775
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,040,000	2,113,627
03/01/2033	6.750%	2,907,000	3,021,006
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	710,464
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,808,219
Total			19,886,462
Cable and Satellite 0.5%
Cox Communications, Inc.(a)
06/15/2033	5.700%	2,669,000	2,725,523
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	5,095,000	5,030,165
07/15/2028	4.000%	3,505,000	3,388,598
Time Warner Cable LLC
05/01/2037	6.550%	4,139,000	4,300,132
Total			15,444,418
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	1,756,000	755,349
01/31/2030	4.500%	10,980,000	4,128,536
Celanese US Holdings LLC
07/15/2027	6.665%	2,080,000	2,133,197
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Orbia Advance Corp SAB de CV(a)
05/11/2031	2.875%	6,120,000	5,248,346
Solstice Advanced Materials, Inc.(a)
09/30/2033	5.625%	2,945,000	2,953,169
Total			15,218,597
Construction Machinery 0.5%
AGCO Corp.
03/21/2034	5.800%	2,838,000	2,950,014
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,285,341
Caterpillar, Inc.
05/15/2035	5.200%	1,603,000	1,658,936
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,346,000	1,342,932
06/15/2033	7.250%	3,029,000	3,164,742
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,353,060
Total			16,755,025
Consumer Cyclical Services 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
04/15/2030	9.750%	2,393,000	2,610,921
Diversified Manufacturing 0.6%
Carlisle Cos, Inc.
09/15/2040	5.550%	1,926,000	1,950,584
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,594,243
Nordson Corp.
12/15/2029	4.500%	4,710,000	4,739,747
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,200,000	2,171,186
Weir Group, Inc.(a)
05/06/2030	5.350%	3,111,000	3,198,673
Total			19,654,433
Electric 2.8%
AEP Transmission Co. LLC
06/15/2035	5.375%	710,000	734,589
Alliant Energy Corp.(f)
04/01/2056	5.750%	1,830,000	1,832,518
American Electric Power Co, Inc.(f)
03/15/2056	5.800%	1,670,000	1,664,697
03/15/2056	6.050%	1,670,000	1,673,397
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,904,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colbun SA(a)
09/11/2035	5.375%	2,115,000	2,118,115
Commonwealth Edison Co.
02/01/2053	5.300%	1,382,000	1,340,285
06/01/2055	5.950%	1,183,000	1,260,026
Duke Energy Corp.
09/15/2035	4.950%	1,681,000	1,669,896
Duke Energy Florida LLC
11/15/2052	5.950%	2,100,000	2,211,458
Duke Energy Progress LLC
03/06/2027	4.350%	3,020,000	3,043,126
12/01/2044	4.150%	3,780,000	3,205,811
03/15/2053	5.350%	1,275,000	1,241,773
03/15/2055	5.550%	1,885,000	1,893,312
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,409,144
EUSHI Finance, Inc.(f),(g)
04/01/2056	6.250%	3,425,000	3,399,324
Florida Power & Light Co.
02/01/2042	4.125%	6,295,000	5,486,832
Hawaiian Electric Co., Inc.(a)
10/01/2033	6.000%	3,398,000	3,424,761
Jersey Central Power & Light Co.(a)
01/15/2036	5.150%	2,545,000	2,574,128
Kentucky Utilities Co.
08/15/2055	5.850%	698,000	718,128
Louisville Gas and Electric Co.
08/15/2055	5.850%	698,000	718,070
MidAmerican Energy Co.
09/15/2054	5.850%	9,337,000	9,822,689
02/01/2055	5.300%	2,095,000	2,039,167
Niagara Mohawk Power Corp.(a)
10/03/2030	4.647%	1,260,000	1,266,552
Northern States Power Co.
05/15/2053	5.100%	2,685,000	2,550,800
05/15/2055	5.650%	1,487,000	1,525,803
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,801,732
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,635,000	1,342,844
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,751,219
PECO Energy Co.
09/15/2055	5.650%	2,185,000	2,234,234
Public Service Electric and Gas Co.
03/01/2055	5.500%	3,542,000	3,560,999

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RWE Finance US LLC(a)
09/18/2035	5.125%	1,137,000	1,122,010
Saavi Energia Sarl(a)
02/10/2035	8.875%	4,555,000	4,905,878
Southern Co. (The)(f)
01/15/2051	4.000%	2,825,000	2,814,709
Union Electric Co.
03/15/2053	5.450%	2,505,000	2,455,652
WEC Energy Group, Inc.
09/12/2026	5.600%	1,410,000	1,428,627
Total			95,146,712
Finance Companies 2.3%
Air Lease Corp.(e),(f)
Junior Subordinated
	4.650%	6,495,000	6,421,537
Aircastle Ltd.(a),(e),(f)
	5.250%	13,285,000	13,219,299
Ares Strategic Income Fund
03/15/2028	5.700%	3,390,000	3,439,548
Blackstone Private Credit Fund
07/16/2029	5.950%	1,200,000	1,235,747
Blue Owl Capital Corp.
03/15/2029	5.950%	3,075,000	3,132,801
Blue Owl Credit Income Corp.
01/15/2029	7.750%	5,145,000	5,521,136
Blue Owl Technology Finance Corp.(a)
03/15/2028	6.100%	5,610,000	5,682,583
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	3,420,000	3,606,621
Golub Capital BDC, Inc.
12/05/2028	7.050%	4,232,000	4,474,815
Golub Capital Private Credit Fund(a)
08/15/2028	5.450%	2,215,000	2,226,065
HPS Corporate Lending Fund
01/14/2028	5.450%	1,520,000	1,534,122
09/30/2029	6.250%	1,638,000	1,691,345
HPS Corporate Lending Fund(a)
09/11/2028	4.900%	1,795,000	1,785,782
OneMain Finance Corp.
05/15/2030	6.125%	1,410,000	1,431,216
05/15/2031	7.500%	1,735,000	1,815,212
03/15/2033	6.500%	3,412,000	3,417,321
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	7,031,506
02/15/2033	6.875%	1,413,000	1,459,929
02/15/2034	6.750%	855,000	872,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Cos, Inc.(a)
08/01/2030	6.125%	2,700,000	2,771,822
08/01/2033	6.375%	2,840,000	2,933,747
UWM Holdings LLC(a)
03/15/2031	6.250%	2,884,000	2,870,775
Total			78,575,446
Food and Beverage 0.3%
Flowers Foods, Inc.
03/15/2035	5.750%	2,125,000	2,163,645
Mars, Inc.(a)
03/01/2035	5.200%	4,908,000	5,015,192
05/01/2045	5.650%	2,935,000	2,979,074
05/01/2055	5.700%	1,689,000	1,712,191
Total			11,870,102
Gaming 0.7%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,926,000	3,753,284
GLP Capital LP/Financing II, Inc.
02/15/2033	5.250%	3,913,000	3,924,395
International Game Technology PLC(a)
01/15/2029	5.250%	7,240,000	7,205,338
Scientific Games International, Inc.(a)
11/15/2029	7.250%	4,621,000	4,747,451
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,155,000	4,017,305
Total			23,647,773
Health Care 1.3%
CVS Health Corp.
09/15/2035	5.450%	1,667,000	1,696,998
06/01/2044	6.000%	3,775,000	3,825,168
CVS Health Corp.(f)
03/10/2055	7.000%	2,254,000	2,371,779
HCA, Inc.
03/01/2055	6.200%	1,217,000	1,256,513
Hologic, Inc.(a)
02/15/2029	3.250%	2,944,000	2,842,688
Icon Investments Six DAC
05/08/2034	6.000%	1,654,000	1,735,741
IQVIA, Inc.(a)
05/15/2027	5.000%	5,455,000	5,442,776
IQVIA, Inc.
02/01/2029	6.250%	4,272,000	4,498,662
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,568,520
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	6,017,000	6,175,715
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,913,890
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,978,000	3,061,617
Tenet Healthcare Corp.
11/01/2027	5.125%	5,201,000	5,195,424
10/01/2028	6.125%	1,900,000	1,903,149
Universal Health Services, Inc.
10/15/2034	5.050%	2,243,000	2,188,738
Total			45,677,378
Healthcare Insurance 0.5%
Centene Corp.
12/15/2029	4.625%	2,900,000	2,812,689
Elevance Health, Inc.
01/15/2036	5.000%	1,572,000	1,560,902
UnitedHealth Group, Inc.
06/15/2035	5.300%	3,778,000	3,905,586
07/15/2044	5.500%	4,141,000	4,147,958
04/15/2053	5.050%	4,720,000	4,325,590
Total			16,752,725
Healthcare REIT 0.1%
Healthpeak OP LLC
01/15/2033	4.750%	4,860,000	4,827,890
Home Construction 0.2%
Ashton Woods USA LLC /Finance Co.(a)
08/01/2033	6.875%	1,628,000	1,642,026
K Hovnanian Enterprises, Inc.(a)
10/01/2033	8.375%	482,000	494,260
KB Home
11/15/2029	4.800%	3,910,000	3,868,699
Meritage Homes Corp.
03/15/2035	5.650%	2,352,000	2,389,361
Total			8,394,346
Independent Energy 0.7%
3R Lux SARL(a)
02/05/2031	9.750%	419,000	441,712
Antero Resources Corp.(a)
02/01/2029	7.625%	2,538,000	2,589,776
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	1,161,000	1,172,878
Diamondback Energy, Inc.
03/15/2033	6.250%	3,210,000	3,457,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,579,234
Repsol E&P Capital Markets US LLC(a)
09/16/2030	5.204%	3,157,000	3,178,409
09/16/2035	5.976%	1,531,000	1,557,812
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,825,425
Southwestern Energy Co.
03/15/2030	5.375%	5,552,000	5,645,418
Total			23,447,947
Integrated Energy 0.1%
Eni SpA(a)
05/15/2054	5.950%	3,091,000	3,096,393
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,573,364
Total			4,669,757
Leisure 0.4%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,451,602
Carnival Corp.(a),(g)
05/01/2029	5.125%	2,287,000	2,287,000
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	6,717,000	6,887,121
Total			14,625,723
Life Insurance 1.1%
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,954,071
CNO Financial Group, Inc.
05/30/2029	5.250%	5,020,000	5,107,828
06/15/2034	6.450%	2,017,000	2,141,619
Corebridge Financial, Inc.(f)
09/15/2054	6.375%	2,468,000	2,532,866
F&G Annuities & Life, Inc.
06/04/2029	6.500%	1,464,000	1,527,264
Global Atlantic Fin Co.(a)
06/15/2033	7.950%	7,505,000	8,686,296
Lincoln National Corp.
06/15/2040	7.000%	4,450,000	5,069,206
MetLife Capital Trust IV(a),(f)
Junior Subordinated
12/15/2067	7.875%	3,311,000	3,697,142
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,040,000	3,204,863

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynnton Funding Trust II(a)
08/15/2055	5.991%	3,333,000	3,420,220
Total			38,341,375
Lodging 0.0%
Hyatt Hotels Corp.
03/30/2032	5.750%	1,512,000	1,575,747
Media and Entertainment 1.1%
AppLovin Corp.
12/01/2029	5.125%	1,028,000	1,051,482
12/01/2031	5.375%	1,951,000	2,018,479
12/01/2034	5.500%	3,305,000	3,410,272
Lamar Media Corp.
02/15/2028	3.750%	4,625,000	4,504,214
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	8,635,000	8,429,052
TEGNA, Inc.
03/15/2028	4.625%	6,800,000	6,709,664
Viacom, Inc.
03/15/2043	4.375%	4,468,000	3,447,191
Viacom, Inc.(f)
Junior Subordinated
02/28/2057	6.250%	3,380,000	3,328,804
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,982,000	3,862,167
Total			36,761,325
Metals and Mining 0.4%
Glencore Funding LLC(a)
04/01/2030	5.186%	4,400,000	4,531,335
04/04/2054	5.893%	1,120,000	1,129,952
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	4,030,000	4,204,198
Rio Tinto Finance USA PLC
03/14/2055	5.750%	2,368,000	2,437,429
Total			12,302,914
Midstream 1.6%
Cheniere Energy, Inc.
10/15/2028	4.625%	4,050,000	4,038,743
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	3,160,000	3,372,375
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	1,489,000	1,465,859
Enbridge, Inc.(f)
01/15/2077	6.000%	8,375,000	8,397,158
Energy Transfer LP(e),(f)
	6.625%	4,990,000	5,002,899
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
	6.500%	8,288,000	8,338,266
Energy Transfer LP
12/01/2033	6.550%	5,744,000	6,287,716
Energy Transfer LP(f)
02/15/2056	6.500%	2,244,000	2,237,294
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,374,011
Excelerate Energy LP(a)
05/15/2030	8.000%	1,137,000	1,210,632
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,479,326
Southern Natural Gas Co. LLC(a)
08/01/2035	5.450%	1,194,000	1,216,343
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,722,453
03/15/2034	5.875%	3,491,000	3,461,046
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%	2,367,000	2,516,578
Total			55,120,699
Natural Gas 0.9%
NiSource, Inc.
07/15/2035	5.350%	3,272,000	3,342,304
Sempra Energy(e),(f)
	4.875%	7,293,000	7,291,373
Sempra Energy
06/15/2027	3.250%	4,800,000	4,717,300
Sempra Energy(f)
04/01/2052	4.125%	8,678,000	8,475,420
Snam SpA(a)
05/28/2055	6.500%	2,508,000	2,680,847
Southern Co Gas Capital Corp.
09/15/2035	5.100%	3,600,000	3,610,223
Total			30,117,467
Office REIT 0.5%
COPT Defense Properties LP(g)
10/15/2030	4.500%	2,955,000	2,934,811
Highwoods Realty LP
02/15/2030	3.050%	2,170,000	2,011,725
Kilroy Realty LP
02/15/2030	3.050%	2,040,000	1,883,407
11/15/2032	2.500%	2,605,000	2,165,340
11/15/2033	2.650%	2,676,000	2,190,945
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Piedmont Operating Partnership LP
07/20/2028	9.250%	4,304,000	4,778,300
07/15/2029	6.875%	796,000	842,422
Total			16,806,950
Oil Field Services 0.2%
Enerflex Ltd.(a)
10/15/2027	9.000%	4,769,000	4,882,960
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	843,000	858,127
10/01/2035	6.750%	843,000	865,497
Total			6,606,584
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(a)
01/15/2030	6.250%	5,578,000	5,738,444
PRA Group, Inc.(a)
01/31/2030	8.875%	1,892,000	1,952,740
Total			7,691,184
Other Industry 0.1%
Leland Stanford Junior University (The)
03/01/2035	4.679%	2,500,000	2,518,219
Other REIT 1.2%
American Assets Trust LP
02/01/2031	3.375%	6,870,000	6,239,142
EPR Properties
04/15/2028	4.950%	5,065,000	5,099,727
08/15/2029	3.750%	1,075,000	1,034,952
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	6,645,000	6,526,590
07/15/2031	7.000%	9,635,000	10,123,341
Trust Fibra Uno(a)
01/15/2030	4.869%	3,320,000	3,255,267
01/23/2032	7.700%	3,175,000	3,463,759
01/23/2037	8.250%	4,700,000	5,301,213
Total			41,043,991
Pharmaceuticals 0.4%
Amgen, Inc.
03/02/2053	5.650%	4,140,000	4,132,207
Biocon Biologics Global PLC(a)
10/09/2029	6.670%	3,565,000	3,450,276
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,460,000	3,448,410
Merck & Co, Inc.
09/15/2055	5.700%	2,379,000	2,455,983
Total			13,486,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Beacon Funding Trust(a)
08/15/2054	6.266%	2,905,000	2,972,966
CNA Financial Corp.
08/15/2035	5.200%	4,757,000	4,767,171
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,846,887
Liberty Mutual Group, Inc.(a),(f)
Junior Subordinated
12/15/2051	4.125%	4,180,000	4,105,988
NMI Holdings, Inc.
08/15/2029	6.000%	8,205,000	8,494,350
Total			29,187,362
Refining 0.0%
HF Sinclair Corp.
09/01/2032	5.500%	1,549,000	1,574,458
Retail REIT 0.0%
Realty Income Corp.(g)
02/01/2033	4.500%	522,000	516,306
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,619,000	1,667,466
08/01/2033	7.375%	2,020,000	2,083,286
Gildan Activewear, Inc.(a),(g)
10/07/2030	4.700%	1,490,000	1,487,660
10/07/2035	5.400%	1,240,000	1,240,192
Home Depot, Inc. (The)
09/15/2035	4.650%	1,442,000	1,428,461
Lowe’s Cos, Inc.
10/15/2032	4.500%	3,805,000	3,773,115
10/15/2035	4.850%	2,540,000	2,519,075
Total			14,199,255
Supermarkets 0.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	6,891,000	6,849,530
01/15/2027	4.625%	3,290,000	3,272,352
Total			10,121,882
Technology 2.6%
Apple, Inc.
05/12/2032	4.500%	3,965,000	4,046,857
Applied Materials, Inc.
01/15/2036	4.600%	1,688,000	1,671,400
Broadcom, Inc.
02/15/2036	4.800%	2,479,000	2,471,595

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.
02/24/2055	5.500%	2,379,000	2,415,931
CoreWeave, Inc.(a)
06/01/2030	9.250%	5,280,000	5,452,898
Dell International LLC/EMC Corp.(g)
02/15/2031	4.500%	4,335,000	4,326,185
Dell International LLC/EMC Corp.
04/01/2032	5.300%	1,584,000	1,634,861
Fiserv, Inc.
08/11/2035	5.250%	1,670,000	1,688,094
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,982,000	5,172,553
01/25/2035	6.250%	3,595,000	3,850,088
01/25/2036	6.100%	2,683,000	2,852,760
01/25/2039	6.300%	4,971,000	5,350,565
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	2,793,000	2,820,804
Intel Corp.
03/25/2030	3.900%	5,410,000	5,303,967
02/21/2034	5.150%	2,760,000	2,801,938
02/21/2054	5.600%	2,010,000	1,931,376
Keysight Technologies, Inc.
07/30/2030	5.350%	3,152,000	3,278,395
Kyndryl Holdings, Inc.
10/15/2031	3.150%	3,750,000	3,414,701
Marvell Technology, Inc.
01/15/2031	5.300%	5,920,000	6,124,960
Motorola Solutions, Inc.
08/15/2032	5.200%	2,525,000	2,600,978
Oracle Corp.
09/26/2032	4.800%	5,155,000	5,162,617
09/26/2035	5.200%	5,145,000	5,171,373
09/27/2064	5.500%	1,890,000	1,729,329
Synopsys, Inc.
04/01/2032	5.000%	6,192,000	6,325,983
Total			87,600,208
Transportation Services 0.5%
GXO Logistics, Inc.
05/06/2029	6.250%	6,948,000	7,299,166
05/06/2034	6.500%	2,067,000	2,219,801
Yinson Bergenia Production BV(a)
01/31/2045	8.498%	6,645,000	7,142,026
Total			16,660,993
Wireless 0.2%
Sprint Capital Corp.
11/15/2028	6.875%	2,808,000	3,020,038
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
12/15/2033	6.700%		4,412,000	4,933,921
Total				7,953,959
Wirelines 0.3%
AT&T, Inc.
03/01/2041	6.375%		625,000	677,445
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		7,654,000	8,083,572
Verizon Communications, Inc.
10/30/2056	2.987%		2,500,000	1,539,274
Total				10,300,291
Total Corporate Bonds & Notes (Cost $1,125,923,904)				1,136,950,984

Foreign Government Obligations(h),(i) 5.0%

Canada 1.6%
Antares Holdings LP(a)
10/23/2029	6.350%		6,690,000	6,839,352
Canadian Government Bond
06/01/2032	2.000%	CAD	20,000,000	13,570,469
12/01/2032	2.500%	CAD	10,000,000	6,974,459
06/01/2033	2.750%	CAD	20,000,000	14,124,500
12/01/2033	3.250%	CAD	20,000,000	14,579,056
Total				56,087,836
Colombia 0.0%
Colombia Government International Bond
11/14/2035	8.000%		720,000	773,370
11/07/2036	7.750%		995,000	1,043,936
Total				1,817,306
France 0.2%
Electricite de France SA(a)
01/26/2039	6.950%		4,809,000	5,402,410
Mexico 1.4%
Eagle Funding Luxco Sarl(a)
08/17/2030	5.500%		12,412,000	12,600,291
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%		3,221,130	3,439,040
Petroleos Mexicanos
02/12/2028	5.350%		13,310,000	13,233,488
01/23/2030	6.840%		985,000	1,001,936
01/28/2031	5.950%		17,705,000	17,149,218
Total				47,423,973
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.6%
New Zealand Government Bond
05/15/2035	4.500%	NZD	33,500,000	19,888,974
United Kingdom 1.2%
United Kingdom Gilt(a)
07/31/2034	4.250%	GBP	6,300,000	8,242,975
03/07/2035	4.500%	GBP	20,000,000	26,498,203
07/31/2035	0.625%	GBP	7,800,000	7,153,177
Total				41,894,355
Total Foreign Government Obligations (Cost $169,950,608)				172,514,854

Municipal Bonds 1.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%		2,250,000	1,562,869
Massachusetts Institute of Technology
Series 2025
06/01/2055	5.618%		925,000	977,044
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%		1,255,000	838,839
Total				3,378,752
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%		2,170,000	1,778,597
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%		1,595,000	1,023,699
Total				2,802,296
Local Appropriation 0.0%
United Nations Development Corp.
Refunding Revenue Bonds
Series 2025A
08/01/2055	6.536%		530,000	566,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	686,708
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,140,771
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	899,596
Total			4,727,075
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,684,237
Other Bond Issue 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2040	5.568%	530,000	550,490
10/01/2045	5.743%	805,000	826,152
Total			1,376,642
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,878,224
Refunded / Escrowed 0.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	979,098
State of California
Prerefunded 04/01/28 Unlimited General Obligation Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,381,278
Total			3,360,376

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,756,329
Special Property Tax 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2054	5.823%	1,470,000	1,502,761
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,703,306
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	4,111,597
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,440,894
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,962,203
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,289,115
Total			5,692,212
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,311,419
Total Municipal Bonds (Cost $42,675,748)			37,851,410

Residential Mortgage-Backed Securities - Agency 30.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(j)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	47,927,050	6,134,523
Federal Home Loan Mortgage Corp.
02/01/2038- 01/01/2053	6.000%	25,815,132	26,581,847
02/01/2049- 05/01/2052	3.500%	20,763,540	19,273,141
10/01/2050- 05/01/2051	2.500%	14,429,517	12,249,570
07/01/2051- 02/01/2052	3.000%	24,551,566	21,748,785
08/01/2051	2.000%	8,694,220	7,069,560
05/01/2052- 05/01/2053	4.000%	58,189,450	55,288,217
08/01/2052	5.000%	6,744,142	6,759,576
10/01/2052	4.500%	18,413,482	17,953,247
12/01/2052- 04/01/2054	5.500%	14,777,165	15,012,921
11/01/2053- 05/01/2054	6.500%	21,512,580	22,349,192
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	59,225,744	60,853,945
04/01/2039- 09/01/2052	4.500%	11,397,625	11,257,285
05/01/2039- 01/01/2053	6.500%	13,096,622	13,596,762
12/01/2040- 06/01/2052	3.500%	33,050,440	30,641,756
08/01/2041- 05/01/2052	4.000%	30,963,889	29,386,234
05/01/2050- 05/01/2052	3.000%	74,197,247	66,047,510
06/01/2050- 02/01/2052	2.500%	74,172,381	63,578,710
07/01/2051- 03/01/2052	2.000%	25,677,569	20,902,342
08/01/2052- 01/01/2053	5.000%	36,340,591	36,304,947
10/01/2052- 03/01/2054	5.500%	58,546,721	59,287,764
Federal National Mortgage Association(b)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.167% 03/01/2047	3.167%	660,708	657,638
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.103% 04/01/2047	3.103%	654,693	651,031
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.771%	108,685	108,363
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
02/15/2040- 04/20/2054	4.500%	57,545,089	56,184,867
03/15/2040- 12/20/2054	5.000%	13,280,111	13,244,894
11/20/2040- 04/20/2054	4.000%	65,104,393	61,459,490
06/20/2042- 05/20/2052	3.500%	11,505,851	10,603,019
05/20/2050- 11/20/2051	3.000%	27,665,480	24,737,043
10/20/2050	2.000%	37,315,646	30,862,280
11/20/2050- 02/20/2051	2.500%	18,871,452	16,215,404
Government National Mortgage Association TBA(g)
10/20/2055	5.500%	17,468,000	17,598,002
Uniform Mortgage-Backed Security TBA(g)
10/14/2055	3.500%	56,380,000	51,504,325
10/14/2055	5.000%	121,729,000	120,713,434
10/14/2055	5.500%	42,530,000	42,880,361
Total Residential Mortgage-Backed Securities - Agency (Cost $1,049,776,693)			1,049,697,985

Residential Mortgage-Backed Securities - Non-Agency 9.2%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,816,820
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,289,551	2,282,715
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.377%	1,469,015	1,490,300
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,600,098	1,612,584
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	4,923,167	4,984,658
BRAVO Trust(a),(f)
CMO Series 2025-SR1 Class A1
03/25/2030	3.000%	11,800,960	11,379,093
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A4
05/25/2055	6.000%	3,020,595	3,051,576
CMO Series 2024-9 Class A4
09/25/2055	5.500%	5,617,483	5,643,319
CMO Series 2024-9 Class A6
09/25/2055	5.500%	2,204,400	2,207,856
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,167,251	3,197,611
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	5,002,879	5,055,639
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	8,336,114	8,373,376
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	3,769,728	3,775,846
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	6,065,653	6,140,685
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	6.256%	1,422,160	1,432,081
CMO Series 2024-R06 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 09/25/2044	5.956%	5,100,000	5,104,765
Eagle RE Ltd.(a),(b)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	6.356%	1,320,162	1,322,533
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2025-PJ3 Class A4
07/25/2055	6.000%	5,297,312	5,370,580
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.173%	129,124	126,936
CMO Series 2006-A4 Class 3A1
06/25/2036	4.529%	660,888	433,969
JPMorgan Mortgage Trust(a),(c)
CMO Series 2023-7 Class A4A
02/25/2054	5.500%	10,559,636	10,564,295
CMO Series 2024-10 Class A4
03/25/2055	5.500%	5,221,033	5,247,680
CMO Series 2024-10 Class A6
03/25/2055	5.500%	3,732,541	3,741,066
CMO Series 2024-11 Class A4
04/25/2055	6.000%	8,126,789	8,235,533
CMO Series 2024-11 Class A6
04/25/2055	6.000%	3,261,471	3,288,498
CMO Series 2024-12 Class A3
06/25/2055	5.500%	9,199,804	9,254,791
CMO Series 2024-12 Class A4
06/25/2055	6.000%	13,633,716	13,816,169
CMO Series 2024-5 Class A6
11/25/2054	6.000%	4,171,653	4,196,076

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-6 Class A6
12/25/2054	6.000%	2,326,207	2,339,375
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	11,656,332	11,721,872
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	4,737,617	4,809,887
CMO Series 2025-CCM1 Class A4
06/25/2055	5.500%	12,676,822	12,754,237
JPMorgan Mortgage Trust(a),(f)
CMO Series 2025 Class A1A
02/25/2056	5.136%	15,300,000	15,299,728
CMO Series 2025-7MPR Class A3
02/25/2056	5.848%	5,762,126	5,776,750
CMO Series 2025-MPR Class A1D
11/25/2055	5.500%	8,447,424	8,482,208
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	6,385,709	6,446,377
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	1,039,482	1,056,600
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	3,423,564	3,473,375
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	13,200,356	13,263,778
OBX Trust(a),(f)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	4,334,726	4,396,699
OBX Trust(a),(c)
CMO Series 2025-J3 Class A5
10/25/2055	0.000%	9,600,000	9,566,350
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	4,475,331	4,547,077
Provident Funding Mortgage Trust(a),(c)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	8,156,206	8,205,296
CMO Series 2025-2 Class A4
06/25/2055	5.500%	10,986,556	11,057,056
RCKT Mortgage Trust(a)
CMO Series 2024-CES1 Class A1A
02/25/2044	6.025%	4,505,774	4,551,412
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	4,835,164	4,899,110
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	10,756,845	10,871,085
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	2,087,270	2,091,671
CMO Series 2024-10 Class A5
11/25/2054	5.500%	2,999,909	3,014,837
CMO Series 2024-6 Class A11
07/27/2054	6.000%	8,080,299	8,134,919
CMO Series 2024-7 Class A5
08/25/2054	6.000%	5,024,856	5,080,873
CMO Series 2024-9 Class A5
10/25/2054	5.500%	1,909,874	1,917,526
Towd Point Mortgage Trust(a),(c)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	4,285,968	4,316,104
Verus Securitization Trust(a),(f)
CMO Series 2024-4 Class A1
06/25/2069	6.218%	3,064,300	3,109,987
CMO Series 2024-5 Class A1
06/25/2069	6.192%	8,533,821	8,669,447
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $313,418,386)			316,000,686

U.S. Treasury Obligations 13.2%

U.S. Treasury(k)
12/15/2027	4.000%	3,000,000	3,024,844
06/15/2028	3.875%	26,000,000	26,170,625
U.S. Treasury
03/31/2029	4.125%	40,000,000	40,609,375
06/30/2029	4.250%	9,400,000	9,587,266
05/31/2030	4.000%	98,000,000	99,156,094
07/31/2030	3.875%	22,000,000	22,134,062
08/31/2030	3.625%	110,100,000	109,549,500
08/31/2030	4.125%	10,600,000	10,778,047
11/30/2030	4.375%	57,000,000	58,616,484
02/15/2040	4.625%	13,000,000	13,225,469
11/15/2043	4.750%	2,500,000	2,526,562
08/15/2044	4.125%	27,000,000	25,063,594
11/15/2044	4.625%	29,000,000	28,737,187
05/15/2045	5.000%	5,000,000	5,193,750
Total U.S. Treasury Obligations (Cost $451,986,472)			454,372,859
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(l),(m)	49,239,390	49,224,619
Total Money Market Funds (Cost $49,223,831)		49,224,619
Total Investments in Securities (Cost: $3,647,286,855)		3,655,426,420
Other Assets & Liabilities, Net		(215,656,786)
Net Assets		3,439,769,634
At September 30, 2025, securities and/or cash totaling $28,331,577 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
69,091,255 CAD	50,114,109 USD	Citi	12/17/2025	287,747	—
37,282,558 EUR	43,938,263 USD	Citi	12/17/2025	—	(28,984)
25,954,781 GBP	35,203,908 USD	Citi	12/17/2025	294,087	—
43,800,160 USD	37,155,078 EUR	Citi	12/17/2025	16,749	—
5,334,196 GBP	7,228,752 USD	JPMorgan	12/17/2025	54,127	—
34,578,217 NZD	20,647,794 USD	UBS	12/17/2025	540,031	—
Total				1,192,741	(28,984)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	190	12/2025	USD	22,152,813	346,412	—
U.S. Treasury 10-Year Note	267	12/2025	USD	30,037,500	—	(102,885)
U.S. Treasury Ultra Bond	1,366	12/2025	USD	164,005,375	3,080,812	—
Total					3,427,224	(102,885)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Goldman Sachs	06/20/2030	5.000	Quarterly	USD	140,790,000	(1,433,103)	—	—	—	(1,433,103)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $1,180,361,502, which represents 34.32% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(d)	Represents a security in default.
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(g)	Represents a security purchased on a when-issued basis.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	164,837,732	1,251,368,284	(1,366,982,184)	787	49,224,619	(9,221)	3,077,571	49,239,390
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – American Century Diversified Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7028_12_D01_(11/25)